Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000001288 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class A
Trading Symbol	DMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 7.13%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	0.98%	9.60%	7.99%
without Sales Charge	7.13%	10.91%	8.63%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 390,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,922,972
Investment Company Portfolio Turnover	64.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000064720 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class C
Trading Symbol	DVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 6.23%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.29%	*	10.01%	7.78%
without Deferred Sales Charge	6.23%		10.01%	7.78%
Russell 3000® Index (broad-based index)	15.84%		14.11%	13.98%
Russell Midcap® Value Index	8.24%		12.86%	9.45%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 390,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,922,972
Investment Company Portfolio Turnover	64.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000064721 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class I
Trading Symbol	DVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 7.30%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	7.30%	11.12%	8.88%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 390,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,922,972
Investment Company Portfolio Turnover	64.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130426 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Midcap Value Fund
Class Name	Class Y
Trading Symbol	DMCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 7.43%.
  In comparison, the Russell Midcap® Value Index (the “Index”) returned 8.24% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Favorable stock selection in the materials sector bolstered the Fund’s relative performance, as did positioning and stock selection in industrials, specifically out-of-Index stock selection within electrical equipment.
  Secondary positive contributors included stock selection within the utilities sector and underweight exposure to real estate.
  Unfavorable stock selection within financials, along with overweight exposure and stock selection in health care and stock selection within energy, detracted most from the Fund’s relative returns.
  Secondary detractors included disappointing stock selection in consumer staples and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	7.43%	11.24%	8.99%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Value Index	8.24%	12.86%	9.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 390,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,922,972
Investment Company Portfolio Turnover	64.98%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$390	70	$2,922,972	64.98%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000174005 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Small Cap Fund
Class Name	Class Y
Trading Symbol	DSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$80	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 80	[1]
Expense Ratio, Percent	0.78%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 5.37%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Stock selection in information technology, along with overweight exposure to energy, bolstered the Fund’s relative performance.
  Secondary positive contributors included stock selection and overweight exposure to communication services, and underweight exposure to real estate.
  Stock selection within the Industrials sector, as well as both selection and overweight exposure in financials, were the largest detractors from relative performance.
  Disappointing stock selection within the consumer staples sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	5.37%	7.79%	7.12%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 232,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,508,150
Investment Company Portfolio Turnover	68.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$232	110	$1,508,150	68.31%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Opportunistic Small Cap Fund (the “Fund”), and BNY Mellon Investment Funds I, on behalf of BNY Mellon Small Cap Value Fund (the “Acquiring Fund”). Shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the reorganization will be consummated on or about February 13, 2026. For more information, please refer to prospectus/proxy statement filed August 22, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000001289 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Small Cap Fund
Class Name	Investor Shares
Trading Symbol	DSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$111	1.08%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 111	[2]
Expense Ratio, Percent	1.08%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 5.05%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Stock selection in information technology, along with overweight exposure to energy, bolstered the Fund’s relative performance.
  Secondary positive contributors included stock selection and overweight exposure to communication services, and underweight exposure to real estate.
  Stock selection within the Industrials sector, as well as both selection and overweight exposure in financials, were the largest detractors from relative performance.
  Disappointing stock selection within the consumer staples sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.05%	7.47%	6.84%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 232,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,508,150
Investment Company Portfolio Turnover	68.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$232	110	$1,508,150	68.31%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Opportunistic Small Cap Fund (the “Fund”), and BNY Mellon Investment Funds I, on behalf of BNY Mellon Small Cap Value Fund (the “Acquiring Fund”). Shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the reorganization will be consummated on or about February 13, 2026. For more information, please refer to prospectus/proxy statement filed August 22, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000174006 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Small Cap Fund
Class Name	Class I
Trading Symbol	DOPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$92	0.90%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 92	[3]
Expense Ratio, Percent	0.90%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 5.27%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose despite tariff-related drawdowns, as inflation eased and interest rates plateaued, led by gains in large-cap and growth-oriented names.
  Stock selection in information technology, along with overweight exposure to energy, bolstered the Fund’s relative performance.
  Secondary positive contributors included stock selection and overweight exposure to communication services, and underweight exposure to real estate.
  Stock selection within the Industrials sector, as well as both selection and overweight exposure in financials, were the largest detractors from relative performance.
  Disappointing stock selection within the consumer staples sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	5.27%	7.67%	7.02%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 232,000,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 1,508,150
Investment Company Portfolio Turnover	68.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$232	110	$1,508,150	68.31%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Advantage Funds, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Opportunistic Small Cap Fund (the “Fund”), and BNY Mellon Investment Funds I, on behalf of BNY Mellon Small Cap Value Fund (the “Acquiring Fund”). Shareholders of the Fund as of September 23, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the reorganization will be consummated on or about February 13, 2026. For more information, please refer to prospectus/proxy statement filed August 22, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on August 22, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
C000001358 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class A
Trading Symbol	DAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$99	0.93%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 99	[4]
Expense Ratio, Percent	0.93%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 12.09%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	5.64%	17.21%	11.74%
without Sales Charge	12.09%	18.60%	12.41%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 9,145,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 45,678,850
Investment Company Portfolio Turnover	95.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001360 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class C
Trading Symbol	DCGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$177	1.68%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 177	[5]
Expense Ratio, Percent	1.68%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 11.24%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	10.24%	*	17.71%	11.57%
without Deferred Sales Charge	11.24%		17.71%	11.57%
Russell 1000® Index (broad-based index)	16.24%		14.34%	14.33%
Russell 1000® Value Index	9.33%		12.97%	10.22%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 9,145,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 45,678,850
Investment Company Portfolio Turnover	95.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001361 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class I
Trading Symbol	DRGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$72	0.68%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 72	[6]
Expense Ratio, Percent	0.68%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 12.37%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	12.37%	18.90%	12.69%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter .
Net Assets	$ 9,145,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 45,678,850
Investment Company Portfolio Turnover	95.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000130427 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Dynamic Value Fund
Class Name	Class Y
Trading Symbol	DRGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 12.42%.
  In comparison, the Russell 1000® Value Index (the “Index”) returned 9.33% for the same period.
What affected the Fund’s performance?
  U.S. stocks generally rose as investors looked beyond U.S. tariff and geopolitical uncertainty. Gains were led by growth-oriented, large-cap securities largely exposed to artificial intelligence.
  Sector positioning and strong stock selection within both the utilities and industrial sectors bolstered the Fund’s performance relative to the Index, as did security selection within the consumer staples sector.
  Overweight positioning and security selection within the health care sector was the sole detractor from the Fund’s relative returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Russell 1000® Value Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	12.42%	18.96%	12.73%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 9,145,000,000
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 45,678,850
Investment Company Portfolio Turnover	95.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$9,145	74	$45,678,850	95.20%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001368 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class A
Trading Symbol	DTGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.16%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 24.21%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	17.07%	7.39%	15.81%
without Sales Charge	24.21%	8.66%	16.50%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
NYSE® Technology Index	29.07%	15.13%	21.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 425,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,920,428
Investment Company Portfolio Turnover	33.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001370 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class C
Trading Symbol	DTGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	1.97%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 23.21%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	22.21%	*	7.78%	15.57%
without Deferred Sales Charge	23.21%		7.78%	15.57%
S&P 500® Index (broad-based index)	15.87%		14.74%	14.59%
NYSE® Technology Index	29.07%		15.13%	21.30%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 425,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,920,428
Investment Company Portfolio Turnover	33.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000001371 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class I
Trading Symbol	DGVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 24.50%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	24.50%	8.90%	16.76%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
NYSE® Technology Index	29.07%	15.13%	21.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 425,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,920,428
Investment Company Portfolio Turnover	33.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000174007 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Technology Growth Fund
Class Name	Class Y
Trading Symbol	DTEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 24.60%.
  In comparison, the NYSE® Technology Index (the “Index”) returned 29.07% for the same period.
What affected the Fund’s performance?
  Growth-oriented technology stocks delivered solid returns due to continued strength in the artificial intelligence (AI) theme as investors looked beyond U.S. tariff and geopolitical uncertainty.
  The Fund’s returns relative to the Index benefited from overweight exposure to the communications services sector and emphasis on digital media companies providing streaming entertainment.
  The industrial sector was a further source of attractive returns from a company launching a new product cycle that applies AI to improve security personnel productivity.
  Software selection detracted from relative returns, especially due to underexposure to a major data analytics company with a high valuation.
  The Fund also underperformed in the consumer discretionary sector due to underweight exposure to Chinese e-commerce companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the S&P 500® Index (a broad-based index) and NYSE® Technology Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	24.60%	8.97%	16.84%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
NYSE® Technology Index	29.07%	15.13%	21.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 425,000,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,920,428
Investment Company Portfolio Turnover	33.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$425	39	$2,920,428	33.84%

Holdings [Text Block]
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.